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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [_] Amendment Number : ------------------------------

   This Amendment (Check only one.):          [_] is a restatement
                                              [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:     Consolidated Investment Group LLC

Address:  18 Inverness Place East

          Englewood, CO 80112

Form 13F File Number:    028-15026

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   David Merage

Title:  Manager, Chief Executive Officer and President

Phone:  (303) 789-2664

Signature, Place, and Date of Signing:

     /s/ David Merage           Englewood, CO            October 24, 2012
 ------------------------  ------------------------  ------------------------
       (Signature)              (City, State)                 (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      20

Form 13F Information Table Value Total:    101,840
                                         ----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                          FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5          COLUMN 6  COLUMN 7      COLUMN 8
--------                     --------------- --------- -------- ----------------------- ---------- -------- -------------------
                                                                                                             VOTING AUTHORITY
                                                                                                            -------------------
                                TITLE OF                VALUE   SHRS OR                 INVESTMENT  OTHER
NAME OF ISSUER                   CLASS        CUSIP    (X1000)  PRN AMT SH/PRN PUT/CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------               --------------- --------- -------- ------- ------ -------- ---------- -------- ------- ------ ----
BLACKSTONE GROUP L P          COM UNIT LTD   09253U108   1,933  126,029   SH               SOLE             126,029   0     0
CISCO SYS INC                     COM        17275R102     513   22,727   SH               SOLE              22,727   0     0
CITIGROUP INC                     COM        172967101   3,177  154,905   SH               SOLE             154,905   0     0
DR PEPPER SNAPPLE GROUP INC       COM        26138E109     517   19,543   SH               SOLE              19,543   0     0
FORD MTR CO DEL              COM PAR $0.01   345370860     577  110,902   SH               SOLE             110,902   0     0
GENERAL ELECTRIC CO               COM        369604103     546   21,431   SH               SOLE              21,431   0     0
HOME DEPOT INC                    COM        437076102     818   31,609   SH               SOLE              31,609   0     0
ISHARES INC                   MSCI GERMAN    464286806   4,174  174,656   SH               SOLE             174,656   0     0
ISHARES INC                    MSCI JAPAN    464286848   3,895  365,367   SH               SOLE             365,367   0     0
ISHARES TR                   MSCI EAFE IDX   464287465  22,354  397,059   SH               SOLE             397,059   0     0
ISHARES TR                    RUSSELL 3000   464287689   7,203  104,717   SH               SOLE             104,717   0     0
ISHARES TR                   RUSSELL MCP GR  464287481     779   17,975   SH               SOLE              17,975   0     0
ISHARES TR                     S&P500 GRW    464287309   4,083   71,910   SH               SOLE              71,910   0     0
JPMORGAN & CHASE & CO             COM        46625H100     373    7,988   SH               SOLE               7,988   0     0
LOWES COS INC                     COM        548661107     729   30,790   SH               SOLE              30,790   0     0
MERRILL LYNCH & CO INC            COM        590188108   1,104   43,629   SH               SOLE              43,629   0     0
NORDSTROM INC                     COM        655664100     257    8,929   SH               SOLE               8,929   0     0
POWERSHARES QQQ TRUST          UNIT SER 1    73935A104  12,196  313,454   SH               SOLE             313,454   0     0
SPDR TR                        UNIT SER 1    78462F103  34,368  296,302   SH               SOLE             296,302   0     0
STARBUCKS CORP                    COM        855244109   2,244  150,926   SH               SOLE             150,926   0     0